Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Net income/(loss)	$ 376	$ (531)	$ (656)
Adjustments to reconcile net income/(loss) to net cash flows from operating activities
Depreciation, amortization, impairments and fair value adjustments	1,220	1,626	1,456
Equity-based compensation expense	138	105	83
Non-cash change in current and non-current provisions and other non-current liabilities	57	(106)	(4)
Losses on disposal and other adjustments on property, plant & equipment and other non-current assets, net	13	42	5
Interest expense	120	124	113
Other financial income & expense	42	29	32
Taxes	42	(104)	324
Interest received	3	5	7
Interest paid	(108)	(105)	(67)
Other financial payments	(7)	(5)	(18)
Taxes paid	(175)	(97)	(224)
Net cash flows before working capital changes and net payments out of provisions and other non-current liabilities	1,721	983	1,051
Net payments out of provisions and other cash movements in non-current liabilities	(62)	(115)	(83)
Change in net current assets and other operating cash flow items	(314)	(45)	(48)
Net cash flows from operating activities	1,345	823	920
Purchase of property, plant & equipment	(700)	(479)	(553)
Proceeds from sale of property, plant & equipment	0	6	0
Purchase of intangible assets	(480)	(88)	(123)
Purchase of financial assets	(19)	(11)	(59)
Proceeds from financial assets	1	0	8
Purchase of other non-current assets	0	0	(1)
Acquisition of business, net	0	0	(283)
Net cash flows used in investing activities	(1,198)	(572)	(1,011)
Dividends paid to shareholders of Alcon Inc.	(54)	0	0
Movements of financing provided to former parent, net	0	0	(2,658)
Proceeds from non-current financial debts, net of issuance costs	52	744	3,724
Proceeds from Bridge Facility, net of issuance costs	0	0	1,495
Repayment of non-current financial debts	0	0	(509)
Repayment of Bridge Facility	0	0	(1,500)
Change in current financial debts	(43)	(139)	202
Lease payments	(72)	(69)	(52)
Change in other financial receivables from former parent	0	0	39
Change in other financial liabilities to former parent	0	0	(67)
Other financing cash flows	(6)	(70)	(15)
Net cash flows (used in)/from financing activities	(123)	466	659
Effect of exchange rate changes on cash and cash equivalents	(6)	18	27
Net change in cash and cash equivalents	18	735	595
Cash and cash equivalents at January 1	1,557	822	227
Cash and cash equivalents at December 31	$ 1,575	$ 1,557	$ 822